INCOME TAX	12 Months Ended
Dec. 31, 2014
INCOME TAX
INCOME TAX

10. INCOME TAX

        Income taxes are computed in accordance with Russian Federation and Dutch tax laws. The taxable income of Yandex LLC was subject to federal and local income tax at a combined nominal rate of 20% for 2012, 2013 and 2014. Yandex N.V. is incorporated in the Netherlands, and its taxable profits were subject to income tax at the rate of 25% in 2012, 2013 and 2014.

        Dividends paid to Yandex N.V. by its Russian subsidiaries are subject to a 5% dividend withholding tax, computed in accordance with the laws of the Russian Federation. Due to the so-called participation exemption, dividends distributed by the Company's Russian subsidiaries to Yandex N.V. are exempt from tax in the Netherlands.

        Provision for income taxes for the years ended December 31, 2012, 2013 and 2014 consisted of the following:

	2012	2013	2014	2014
	RUR	RUR	RUR	$
Current provision for income tax—Russia	(2,281)	(3,325)	(5,045)	(89.7)
Current provision for income tax—other	2	(111)	(295)	(5.2)
Deferred income tax (expense)/ benefit—Russia	(58)	175	(256)	(4.6)
Deferred income tax (expense)/ benefit—other	(14)	22	141	2.5

Total provision for income taxes	(2,351)	(3,239)	(5,455)	(97.0)

        The components of net income before income taxes for the years ended December 31, 2012, 2013 and 2014 are as follows:

	2012	2013	2014	2014
	RUR	RUR	RUR	$
Net income before income taxes—Russia	11,350	15,716	23,393	415.8
Net income before income taxes—other	(776)	997	(918)	(16.3)

Total net income before income taxes	10,574	16,713	22,475	399.5

        A significant majority of the Company's revenues and taxable income is generated in the Russian Federation. Yandex N.V., the Company's Dutch parent company, has no operations and primarily generates interest income and incurs corporate expenses. Therefore, the Company has reconciled its effective tax rate to its Russian statutory rate instead of to its Dutch statutory rate in the table below. The statutory Russian income tax rate reconciled to the Company's effective income tax rate is as follows for the years ended December 31, 2012, 2013 and 2014:

	2012	2013	2014	2014
	RUR	RUR	RUR	$
Expected provision at Russian statutory income tax rate of 20%	2,115	3,343	4,495	79.9
Effect of:
Tax on dividends	13	14	466	8.3
Non-deductible share-based compensation	75	146	229	4.1
Other expenses not deductible for tax purposes	183	83	97	1.7
Difference in foreign tax rates	(39)	(68)	(160)	(2.8)
Participation exemption on sale of equity investments	—	(393)	—	—
Other	4	(33)	78	1.4
Change in valuation allowance	—	147	250	4.4

Provision for income taxes	2,351	3,239	5,455	97.0

        Movements in the valuation allowance are as follows:

	2012	2013	2014	2014
	RUR	RUR	RUR	$
Balance at the beginning of the period	—	—	(147)	(2.6)
Charges to expenses	—	(147)	(250)	(4.4)
Foreign currency translation adjustment	—	—	(17)	(0.4)

Balance at the end of the period	—	(147)	(414)	(7.4)

'

        As of December 31, 2013 and 2014, the Company included accruals for unrecognized income tax benefits, including interest and penalties, totaling RUR 10 and RUR 62 ($1.1), respectively, as a component of other accrued liabilities, non-current and RUR 15 and RUR 69 ($1.2), respectively, as a component of accounts payable and accrued liabilities. RUR 97 ($1.7) of unrecognized income tax benefits, if recognized, would affect the effective tax rate. The interest and penalties recorded as part of the provision for income tax in 2012, 2013 and 2014 resulted in benefit of RUR 13, RUR 1 and expense of RUR 30 ($0.5), respectively. The Company does not anticipate significant increases or decreases in unrecognized income tax benefits over the next twelve months.

        The Company believes it is more likely than not that all recognized income tax benefits will be sustained upon examination. However, income tax benefits in the amount of RUR 86 ($1.5) have a reasonable possibility of successfully being challenged by the tax authorities. The Company does not believe that any of the recognized income tax benefits have a reasonable possibility of successfully being challenged by the tax authorities within twelve months of December 31, 2014.

        A reconciliation of the total amounts of unrecognized income tax benefits is as follows:

	2012	2013	2014	2014
	RUR	RUR	RUR	$
Balance at the beginning of the period	97	25	25	0.4
Increases/(decreases) related to prior years tax positions	(72)	(3)	69	1.3
Increases related to current year tax positions	2	2	2	—
Settlements	—	—	—	—
Foreign currency translation adjustment	(2)	1	1	—

Balance at the end of the period	25	25	97	1.7

        Temporary differences between the tax and accounting bases of assets and liabilities give rise to the following deferred tax assets and liabilities as of December 31, 2013 and 2014:

	2013	2014	2014
	RUR	RUR	$
Assets/(liabilities) arising from tax effect of:
Deferred tax asset
Accrued expenses	387	585	10.4
Net operating loss carryforward	324	457	8.1
Other	40	48	0.9
Valuation allowance	(147)	(414)	(7.4)

Total deferred tax asset	604	676	12.0
Deferred tax liability
Convertible debt discount	(802)	(1,023)	(18.2)
Property and equipment	(268)	(36)	(0.6)
Intangible assets	(155)	(490)	(8.7)
Unremitted earnings	—	(475)	(8.4)
Other	(41)	(60)	(1.1)

Total deferred tax liability	(1,266)	(2,084)	(37.0)
Net deferred tax asset/(liability)	(662)	(1,408)	(25.0)
Net deferred tax assets, current	596	180	3.2
Net deferred tax assets, non-current	3	4	0.1
Net deferred tax liabilities, current	(16)	(5)	(0.1)
Net deferred tax liabilities, non-current	(1,245)	(1,587)	(28.2)

        As of December 31, 2014, Yandex N.V. had net operating loss carryforwards ("NOLs") for Dutch income tax purposes of RUR 953 ($16.9). These NOLs expire in 2020-2023 tax years. As of December 31, 2014, a benefit of RUR 109 ($1.9) related to the Dutch NOLs described above and RUR 150 ($2.7) related to other tax effects would be recorded by the Company in additional paid-in capital if and when realized.

        The Company did not provide for dividend withholding taxes on the unremitted earnings of its foreign subsidiaries in 2013 and earlier years because they were considered permanently reinvested outside of the Netherlands. Starting in 2014, the Company began to accrue for a 5% dividend withholding tax on the portion of the current year profit of the Company's principal Russian operating subsidiary that is considered not to be permanently reinvested in Russia. As of December 31, 2014, the cumulative amount of unremitted earnings upon which dividend withholding taxes have not been provided is approximately RUR 44,787 ($796.1). The Company estimates that the amount of the unrecognized deferred tax liability related to these earnings is approximately RUR 2,239 ($39.8).

        The tax years 2013 - 2014 remain open for examination by the Russian tax authorities with respect to the Company's principal Russian operating subsidiary, Yandex LLC. The tax years 2008 - 2014 remain open for examination by the Dutch tax authorities with respect to Yandex N.V.